UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2009

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Advisor Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800321.105

AFBT-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.4%
	Shares	Value
BIOTECHNOLOGY - 88.3%
Biotechnology - 88.3%
Acadia Pharmaceuticals, Inc. (a)	28,874	$ 28,585
Acorda Therapeutics, Inc. (a)	71,716	1,422,128
Affymax, Inc. (a)	7,300	129,502
Alexion Pharmaceuticals, Inc. (a)	64,738	2,163,544
Alkermes, Inc. (a)	11,400	87,210
Allos Therapeutics, Inc. (a)	22,630	138,722
Alnylam Pharmaceuticals, Inc. (a)	7,000	128,590
Amgen, Inc. (a)	185,773	9,004,418
Anadys Pharmaceuticals, Inc. (a)	59,006	146,925
Antigenics, Inc. (a)	452,000	314,592
Antigenics, Inc.:
warrants 1/9/10 (a)(e)	452,000	5
warrants 1/9/18 (a)(e)	452,000	311,218
Arena Pharmaceuticals, Inc. (a)	7,600	21,356
Biogen Idec, Inc. (a)	70,944	3,429,433
BioMarin Pharmaceutical, Inc. (a)	113,126	1,454,800
Celera Corp. (a)	17,200	139,148
Celgene Corp. (a)	59,215	2,529,665
Cephalon, Inc. (a)(d)	30,694	2,013,833
Cepheid, Inc. (a)	6,800	65,960
Cougar Biotechnology, Inc. (a)	12,700	443,484
Cubist Pharmaceuticals, Inc. (a)	4,892	81,207
Dendreon Corp. (a)	45,800	970,960
Enzon Pharmaceuticals, Inc. (a)	5,400	31,050
Facet Biotech Corp. (a)	4,500	42,075
Genomic Health, Inc. (a)	2,100	47,250
Genzyme Corp. (a)	50,638	2,700,525
Gilead Sciences, Inc. (a)	152,602	6,989,172
GTx, Inc. (a)	2,670	26,246
Halozyme Therapeutics, Inc. (a)	12,910	81,591
Human Genome Sciences, Inc. (a)	21,501	47,087
Incyte Corp. (a)	13,195	31,140
InterMune, Inc.	29,017	392,890
Isis Pharmaceuticals, Inc. (a)	39,600	620,928
Ligand Pharmaceuticals, Inc. Class B (a)	26,500	79,235
Martek Biosciences	2,900	52,838
Momenta Pharmaceuticals, Inc. (a)(d)	21,060	235,872
Myriad Genetics, Inc. (a)	24,224	939,649
ONYX Pharmaceuticals, Inc. (a)	18,448	477,803
OREXIGEN Therapeutics, Inc. (a)	13,588	38,590
OSI Pharmaceuticals, Inc. (a)	25,103	842,708
PDL BioPharma, Inc.	48,800	348,920
Poniard Pharmaceuticals, Inc. (a)	7,700	24,563
Progenics Pharmaceuticals, Inc. (a)	4,500	24,660

	Shares	Value
Regeneron Pharmaceuticals, Inc. (a)	15,349	$ 203,528
Rigel Pharmaceuticals, Inc. (a)	7,635	50,696
Sangamo Biosciences, Inc. (a)	7,098	30,167
Savient Pharmaceuticals, Inc. (a)	9,205	48,602
Theratechnologies, Inc. (a)	1,900	4,506
Theravance, Inc. (a)	25,085	359,468
United Therapeutics Corp. (a)	16,590	1,042,018
Vertex Pharmaceuticals, Inc. (a)	56,504	1,741,453
Zymogenetics, Inc. (a)	10,295	36,033
		42,616,548
HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
Health Care Equipment - 0.0%
Alsius Corp. (a)	14,200	3,976
Aradigm Corp. (a)	21,800	3,052
		7,028
LIFE SCIENCES TOOLS & SERVICES - 1.1%
Life Sciences Tools & Services - 1.1%
AMAG Pharmaceuticals, Inc. (a)	6,600	296,010
Clinical Data, Inc. (a)	4,547	58,247
Exelixis, Inc. (a)	32,900	162,197
Medivation, Inc. (a)	1,359	26,269
		542,723
PHARMACEUTICALS - 7.0%
Pharmaceuticals - 7.0%
Adolor Corp. (a)	56,299	126,673
Akorn, Inc. (a)	112,579	94,566
Alexza Pharmaceuticals, Inc. (a)	6,581	10,924
Auxilium Pharmaceuticals, Inc. (a)	47,658	1,091,368
Biodel, Inc. (a)	100,769	483,691
Cadence Pharmaceuticals, Inc. (a)	13,600	137,632
Catalyst Pharmaceutical Partners, Inc. (a)	21,241	39,721
Elan Corp. PLC sponsored ADR (a)	72,250	426,998
Inspire Pharmaceuticals, Inc. (a)	1,370	6,151
Jazz Pharmaceuticals, Inc. (a)	335	184
Optimer Pharmaceuticals, Inc. (a)	12,937	180,730
Sepracor, Inc. (a)	13,110	186,293
Vivus, Inc. (a)	12,468	49,997
Wyeth	9,000	381,600
XenoPort, Inc. (a)	9,910	135,470
		3,351,998
TOTAL COMMON STOCKS (Cost $52,021,781)		46,518,297
Money Market Funds - 8.5%

Fidelity Cash Central Fund, 0.53% (b)	2,020,295	2,020,295
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,073,000	2,073,000
TOTAL MONEY MARKET FUNDS (Cost $4,093,295)		4,093,295
Cash Equivalents - 0.1%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.15%, dated 4/30/09 due 5/1/09 (Collateralized by U.S. Government Obligations) # (Cost $38,000)	$ 38,000	$ 38,000
TOTAL INVESTMENT PORTFOLIO - 105.0% (Cost $56,153,076)	50,649,592
NET OTHER ASSETS - (5.0)%	(2,412,353)
NET ASSETS - 100%	$ 48,237,239
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $311,223 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Antigenics, Inc. warrants: 1/9/10	1/9/08	$ 3
1/9/18	1/9/08	$ 563,722
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$38,000 due 5/01/09 at 0.15%
BNP Paribas Securities Corp.	$ 6,740
Barclays Capital, Inc.	1,078
Credit Suisse Securities (USA) LLC	1,400
Deutsche Bank Securities, Inc.	14,232
HSBC Securities (USA), Inc.	10,781
Mizuho Securities USA, Inc.	1,078
Societe Generale, New York Branch	2,691
$ 38,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 23,518
Fidelity Securities Lending Cash Central Fund	10,104
Total	$ 33,622
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 50,649,592	$ 50,300,369	$ 349,223	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $56,828,830. Net unrealized depreciation aggregated $6,179,238, of which $3,338,255 related to appreciated investment securities and $9,517,493 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Communications Equipment Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800324.105

AFDC-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 70.2%
Communications Equipment - 70.2%
3Com Corp. (a)	4,646	$ 18,816
Acme Packet, Inc. (a)	7,486	57,717
ADC Telecommunications, Inc. (a)	29,300	215,648
Adtran, Inc.	5,583	118,080
ADVA AG Optical Networking (a)	7,013	11,456
Alcatel-Lucent SA sponsored ADR (a)	21,000	52,500
Arris Group, Inc. (a)	2,644	28,211
Aruba Networks, Inc. (a)	1,400	6,566
Blue Coat Systems, Inc. (a)	700	9,282
Brocade Communications Systems, Inc. (a)	18,100	104,618
Ceragon Networks Ltd. (a)	100	510
China GrenTech Corp. Ltd. ADR (a)	9,494	17,374
Ciena Corp. (a)	10,959	130,960
Cisco Systems, Inc. (a)	25,969	501,721
CommScope, Inc. (a)	4,300	107,930
Comverse Technology, Inc. (a)	22,506	160,918
Emulex Corp. (a)	900	9,423
F5 Networks, Inc. (a)	3,300	89,991
Finisar Corp. (a)	2,800	1,848
Foxconn International Holdings Ltd. (a)	2,000	1,233
Harris Stratex Networks, Inc. Class A (a)	2,867	11,525
Infinera Corp. (a)	1,300	10,972
JDS Uniphase Corp. (a)	9,813	45,238
Juniper Networks, Inc. (a)	8,600	186,190
Motorola, Inc.	55,000	304,150
Nokia Corp. sponsored ADR	2,300	32,522
Oclaro, Inc. (a)	4,194	4,152
Oplink Communications, Inc. (a)	2,374	26,209
Opnext, Inc. (a)	18,601	47,061
Palm, Inc. (a)	500	5,245
Polycom, Inc. (a)	1,200	22,368
Powerwave Technologies, Inc. (a)	15,039	12,783
QUALCOMM, Inc.	20,670	874,756
Research In Motion Ltd. (a)	800	55,600
Riverbed Technology, Inc. (a)	2,700	49,464
Sandvine Corp. (a)	18,400	20,200
Sandvine Corp. (U.K.) (a)	56,400	63,039
Sonus Networks, Inc. (a)	15,367	26,585
Starent Networks Corp. (a)	17,076	336,909
Tekelec (a)	700	10,850
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR	2,500	21,325
		3,811,945
COMPUTERS & PERIPHERALS - 0.1%
Computer Hardware - 0.0%
Compal Electronics, Inc.	28	24

	Shares	Value
Computer Storage & Peripherals - 0.1%
STEC, Inc. (a)	400	$ 3,840
TOTAL COMPUTERS & PERIPHERALS		3,864
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
General Cable Corp. (a)	400	10,856
ELECTRONIC EQUIPMENT & COMPONENTS - 1.8%
Electronic Components - 0.1%
Amphenol Corp. Class A	200	6,768
Electronic Equipment & Instruments - 0.4%
China Security & Surveillance Technology, Inc. (a)	3,230	21,899
Electronic Manufacturing Services - 0.9%
Flextronics International Ltd. (a)	6,200	24,056
SMART Modular Technologies (WWH), Inc. (a)	4,416	10,863
Trimble Navigation Ltd. (a)	600	12,864
		47,783
Technology Distributors - 0.4%
Brightpoint, Inc. (a)	4,400	22,924
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		99,374
INTERNET SOFTWARE & SERVICES - 1.2%
Internet Software & Services - 1.2%
comScore, Inc. (a)	200	2,552
Equinix, Inc. (a)	300	21,069
Switch & Data Facilities Co., Inc. (a)	900	10,413
Tencent Holdings Ltd.	3,200	28,284
		62,318
MEDIA - 1.5%
Advertising - 0.5%
VisionChina Media, Inc. ADR (a)	4,700	25,239
Cable & Satellite - 1.0%
Virgin Media, Inc.	7,250	55,970
TOTAL MEDIA		81,209
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 10.5%
Semiconductor Equipment - 0.9%
EMCORE Corp. (a)	4,600	5,704
Tessera Technologies, Inc. (a)	2,900	40,716
		46,420
Semiconductors - 9.6%
Actel Corp. (a)	451	5,579
ANADIGICS, Inc. (a)	800	2,416
Applied Micro Circuits Corp. (a)	2,758	15,031
ARM Holdings PLC sponsored ADR	2,800	14,868
Cavium Networks, Inc. (a)	7,254	91,255
Ceva, Inc. (a)	1,400	11,550
Conexant Systems, Inc. (a)	1,280	1,728
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Cree, Inc. (a)	700	$ 19,173
CSR PLC (a)	600	2,309
Exar Corp. (a)	143	879
Hittite Microwave Corp. (a)	100	3,716
Ikanos Communications, Inc. (a)	3,985	5,858
Infineon Technologies AG (a)	33,700	86,274
Microsemi Corp. (a)	449	6,026
Mindspeed Technologies, Inc. (a)	2,501	5,302
MIPS Technologies, Inc. (a)	1,398	4,641
Netlogic Microsystems, Inc. (a)	816	26,593
Omnivision Technologies, Inc. (a)	1,900	18,069
ON Semiconductor Corp. (a)	7,285	39,485
Pericom Semiconductor Corp. (a)	1,700	15,147
Pixelplus Co. Ltd. ADR (a)	900	396
PLX Technology, Inc. (a)	1,400	4,746
PMC-Sierra, Inc. (a)	3,100	24,552
RF Micro Devices, Inc. (a)	7,250	15,298
Silicon Storage Technology, Inc. (a)	1,200	2,220
SiRF Technology Holdings, Inc. (a)	7,500	20,850
Skyworks Solutions, Inc. (a)	2,500	22,100
Standard Microsystems Corp. (a)	1,200	19,032
TriQuint Semiconductor, Inc. (a)	9,800	37,534
		522,627
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		569,047
SOFTWARE - 4.1%
Application Software - 3.5%
Amdocs Ltd. (a)	1,900	39,767
Citrix Systems, Inc. (a)	900	25,677
Smith Micro Software, Inc. (a)	7,161	61,585
Synchronoss Technologies, Inc. (a)	2,600	34,528
Taleo Corp. Class A (a)	100	1,201
Ulticom, Inc.	13,765	27,530
		190,288

	Shares	Value
Home Entertainment Software - 0.6%
Ubisoft Entertainment SA (a)	1,600	$ 31,251
Systems Software - 0.0%
Allot Communications Ltd. (a)	300	630
TOTAL SOFTWARE		222,169
WIRELESS TELECOMMUNICATION SERVICES - 3.0%
Wireless Telecommunication Services - 3.0%
American Tower Corp. Class A (a)	540	17,150
Crown Castle International Corp. (a)	900	22,068
SBA Communications Corp. Class A (a)	3,900	98,280
Syniverse Holdings, Inc. (a)	1,900	23,940
		161,438
TOTAL COMMON STOCKS (Cost $5,885,563)		5,022,220
Convertible Bonds - 0.2%
Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13 (Cost $20,000)	$ 20,000	12,798
Money Market Funds - 4.2%
Shares
Fidelity Cash Central Fund, 0.53% (b) (Cost $226,252)	226,252	226,252
TOTAL INVESTMENT PORTFOLIO - 97.0% (Cost $6,131,815)	5,261,270
NET OTHER ASSETS - 3.0%	165,486
NET ASSETS - 100%	$ 5,426,756
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,030
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 5,261,270	$ 5,024,602	$ 236,668	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $6,255,824. Net unrealized depreciation aggregated $994,554, of which $656,828 related to appreciated investment securities and $1,651,382 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800322.105

AFCI-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
AUTO COMPONENTS - 2.0%
Auto Parts & Equipment - 2.0%
Gentex Corp.	12,800	$ 171,136
Johnson Controls, Inc.	15,500	294,655
		465,791
AUTOMOBILES - 1.5%
Automobile Manufacturers - 1.2%
Ford Motor Co. (a)	49,300	294,814
Motorcycle Manufacturers - 0.3%
Harley-Davidson, Inc.	3,000	66,480
TOTAL AUTOMOBILES		361,294
DISTRIBUTORS - 1.0%
Distributors - 1.0%
Li & Fung Ltd.	82,000	230,372
DIVERSIFIED CONSUMER SERVICES - 2.6%
Education Services - 2.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	4,500	283,275
Princeton Review, Inc. (a)	9,729	42,224
Strayer Education, Inc.	900	170,469
		495,968
Specialized Consumer Services - 0.5%
Coinstar, Inc. (a)	3,700	131,683
TOTAL DIVERSIFIED CONSUMER SERVICES		627,651
FOOD & STAPLES RETAILING - 4.4%
Food Retail - 1.2%
Susser Holdings Corp. (a)	19,405	280,402
Hypermarkets & Super Centers - 3.2%
Costco Wholesale Corp.	11,100	539,460
Wal-Mart Stores, Inc.	4,700	236,880
		776,340
TOTAL FOOD & STAPLES RETAILING		1,056,742
HOTELS, RESTAURANTS & LEISURE - 19.5%
Casinos & Gaming - 4.2%
Ameristar Casinos, Inc.	4,600	94,392
International Game Technology	17,500	216,125
Las Vegas Sands Corp. unit	1,000	132,440
Penn National Gaming, Inc. (a)	9,200	312,984
WMS Industries, Inc. (a)	7,400	237,614
		993,555
Hotels, Resorts & Cruise Lines - 3.0%
Carnival Corp. unit	19,900	534,912
Starwood Hotels & Resorts Worldwide, Inc.	6,200	129,332
Wyndham Worldwide Corp.	4,900	57,232
		721,476

	Shares	Value
Restaurants - 12.3%
Brinker International, Inc.	10,600	$ 187,832
Burger King Holdings, Inc.	15,000	245,100
Darden Restaurants, Inc.	9,100	336,427
Jack in the Box, Inc. (a)	3,500	86,065
McDonald's Corp.	25,500	1,358,895
P.F. Chang's China Bistro, Inc. (a)(d)	3,200	96,576
Sonic Corp. (a)	17,500	191,100
Starbucks Corp. (a)	22,700	328,242
Wendy's/Arby's Group, Inc.	15,800	79,000
		2,909,237
TOTAL HOTELS, RESTAURANTS & LEISURE		4,624,268
HOUSEHOLD DURABLES - 3.1%
Home Furnishings - 0.3%
Mohawk Industries, Inc. (a)	1,500	70,965
Homebuilding - 2.0%
Centex Corp.	7,700	84,238
Lennar Corp. Class A	7,630	74,316
M.D.C. Holdings, Inc.	1,000	34,180
NVR, Inc. (a)	100	50,537
Pulte Homes, Inc.	14,200	163,442
Toll Brothers, Inc. (a)	3,700	74,962
		481,675
Household Appliances - 0.8%
Whirlpool Corp. (d)	4,100	185,156
TOTAL HOUSEHOLD DURABLES		737,796
INTERNET & CATALOG RETAIL - 2.7%
Internet Retail - 2.7%
Amazon.com, Inc. (a)	8,000	644,160
INTERNET SOFTWARE & SERVICES - 1.6%
Internet Software & Services - 1.6%
eBay, Inc. (a)	3,800	62,586
Google, Inc. Class A (sub. vtg.) (a)	800	316,776
		379,362
LEISURE EQUIPMENT & PRODUCTS - 0.9%
Leisure Products - 0.9%
Hasbro, Inc.	8,016	213,707
MEDIA - 20.8%
Advertising - 2.8%
Interpublic Group of Companies, Inc. (a)	45,100	282,326
Lamar Advertising Co. Class A (a)(d)	3,700	62,530
Omnicom Group, Inc.	10,000	314,700
		659,556
Broadcasting - 1.1%
Grupo Televisa SA de CV (CPO) sponsored ADR	17,800	275,544
Common Stocks - continued
	Shares	Value
MEDIA - CONTINUED
Cable & Satellite - 8.6%
Comcast Corp. Class A	61,750	$ 954,655
Liberty Media Corp. - Entertainment Class A (a)	3,200	77,920
The DIRECTV Group, Inc. (a)	20,900	516,857
Time Warner Cable, Inc.	12,897	415,670
Virgin Media, Inc.	8,800	67,936
		2,033,038
Movies & Entertainment - 7.3%
The Walt Disney Co.	49,900	1,092,810
Time Warner, Inc.	29,133	635,973
		1,728,783
Publishing - 1.0%
McGraw-Hill Companies, Inc.	7,800	235,170
TOTAL MEDIA		4,932,091
MULTILINE RETAIL - 7.7%
Department Stores - 0.4%
Nordstrom, Inc.	4,300	97,309
General Merchandise Stores - 7.3%
Target Corp.	41,800	1,724,668
TOTAL MULTILINE RETAIL		1,821,977
SPECIALTY RETAIL - 23.7%
Apparel Retail - 4.2%
Citi Trends, Inc. (a)	8,947	219,738
Pacific Sunwear of California, Inc. (a)	8,100	32,805
Ross Stores, Inc.	10,700	405,958
Urban Outfitters, Inc. (a)	9,800	191,002
Zumiez, Inc. (a)	11,800	142,308
		991,811
Automotive Retail - 2.7%
Advance Auto Parts, Inc.	10,100	441,875
AutoZone, Inc. (a)	1,300	216,307
		658,182
Computer & Electronics Retail - 0.6%
Gamestop Corp. Class A (a)	4,600	138,736
Home Improvement Retail - 12.0%
Home Depot, Inc.	36,467	959,811
Lowe's Companies, Inc.	82,500	1,773,751
Lumber Liquidators, Inc. (a)	7,888	118,004
		2,851,566
Specialty Stores - 4.2%
PetSmart, Inc.	3,500	80,080

	Shares	Value
Sally Beauty Holdings, Inc. (a)	12,400	$ 91,760
Staples, Inc.	39,738	819,398
		991,238
TOTAL SPECIALTY RETAIL		5,631,533
TEXTILES, APPAREL & LUXURY GOODS - 7.0%
Apparel, Accessories & Luxury Goods - 3.1%
Coach, Inc.	10,400	254,800
G-III Apparel Group Ltd. (a)	2,700	21,654
Hanesbrands, Inc. (a)	8,300	136,618
Polo Ralph Lauren Corp. Class A	2,300	123,832
VF Corp.	3,300	195,591
		732,495
Footwear - 3.9%
Iconix Brand Group, Inc. (a)	26,500	377,890
NIKE, Inc. Class B	10,400	545,688
		923,578
TOTAL TEXTILES, APPAREL & LUXURY GOODS		1,656,073
TOTAL COMMON STOCKS (Cost $26,453,388)		23,382,817
Money Market Funds - 2.6%

Fidelity Cash Central Fund, 0.53% (b)	353,150	353,150
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	272,100	272,100
TOTAL MONEY MARKET FUNDS (Cost $625,250)		625,250
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $27,078,638)	24,008,067
NET OTHER ASSETS - (1.1)%	(264,613)
NET ASSETS - 100%	$ 23,743,454
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,639
Fidelity Securities Lending Cash Central Fund	28,052
Total	$ 30,691
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 24,008,067	$ 23,645,255	$ 362,812	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $27,272,744. Net unrealized depreciation aggregated $3,264,677, of which $1,989,661 related to appreciated investment securities and $5,254,338 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity® Advisor Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800325.105

AFEL-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.9%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 1.9%
Communications Equipment - 1.9%
Cisco Systems, Inc. (a)	1,100	$ 21,252
Opnext, Inc. (a)	900	2,277
QUALCOMM, Inc.	3,800	160,816
		184,345
COMPUTERS & PERIPHERALS - 1.0%
Computer Storage & Peripherals - 1.0%
SanDisk Corp. (a)	900	14,148
Seagate Technology	10,100	82,416
		96,564
ELECTRICAL EQUIPMENT - 0.8%
Electrical Components & Equipment - 0.8%
Motech Industries, Inc.	1	3
Q-Cells SE (a)	800	16,968
Renewable Energy Corp. AS (a)	2,000	18,064
SolarWorld AG	1,000	28,294
Sunpower Corp. Class B (a)	400	10,144
		73,473
ELECTRONIC EQUIPMENT & COMPONENTS - 4.7%
Electronic Components - 0.9%
Everlight Electronics Co. Ltd.	15,559	32,829
Vishay Intertechnology, Inc. (a)	10,000	58,700
		91,529
Electronic Manufacturing Services - 1.4%
DDi Corp. (a)	2,813	9,564
Flextronics International Ltd. (a)	19,500	75,660
Jabil Circuit, Inc.	3,600	29,160
Tyco Electronics Ltd.	1,200	20,928
		135,312
Technology Distributors - 2.4%
Arrow Electronics, Inc. (a)	1,700	38,658
Avnet, Inc. (a)	7,000	153,230
Brightpoint, Inc. (a)	1,900	9,899
Ingram Micro, Inc. Class A (a)	1,900	27,588
		229,375
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		456,216
LIFE SCIENCES TOOLS & SERVICES - 0.4%
Life Sciences Tools & Services - 0.4%
Arrowhead Research Corp. (a)	4,116	2,593
Arrowhead Research Corp. warrants 5/21/17 (a)	64,879	38,727
		41,320
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	2,600	3,813

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 83.0%
Semiconductor Equipment - 18.6%
Advanced Energy Industries, Inc. (a)	200	$ 1,686
Aixtron AG	4,200	32,165
Amkor Technology, Inc. (a)	38,400	165,504
Applied Materials, Inc.	51,000	622,710
ASML Holding NV (NY Shares)	5,830	123,305
ATMI, Inc. (a)	1,300	20,527
Brooks Automation, Inc. (a)	300	1,866
Cabot Microelectronics Corp. (a)	100	2,881
Cohu, Inc.	100	976
Cymer, Inc. (a)	3,600	102,276
Entegris, Inc. (a)	600	888
FEI Co. (a)	200	3,436
FormFactor, Inc. (a)	1,850	32,246
Global Unichip Corp.	5,383	24,604
KLA-Tencor Corp.	2,430	67,408
Kulicke & Soffa Industries, Inc. (a)	5,965	23,860
Lam Research Corp. (a)	6,290	175,365
MEMC Electronic Materials, Inc. (a)	9,000	145,800
MKS Instruments, Inc. (a)	200	3,130
Novellus Systems, Inc. (a)	100	1,806
Teradyne, Inc. (a)	900	5,346
Tessera Technologies, Inc. (a)	3,200	44,928
Ultratech, Inc. (a)	100	1,352
Varian Semiconductor Equipment Associates, Inc. (a)	6,300	161,217
Veeco Instruments, Inc. (a)	200	1,448
Verigy Ltd. (a)	4,400	48,400
		1,815,130
Semiconductors - 64.4%
Actel Corp. (a)	100	1,237
Advanced Analogic Technologies, Inc. (a)	7,058	33,878
Advanced Micro Devices, Inc. (a)	16,800	60,648
Advanced Semiconductor Engineering, Inc. sponsored ADR	13,037	39,502
Altera Corp.	3,500	57,085
Analog Devices, Inc.	9,900	210,672
Applied Micro Circuits Corp. (a)	1,200	6,540
ARM Holdings PLC sponsored ADR	18,600	98,766
Atheros Communications, Inc. (a)	200	3,444
Atmel Corp. (a)	63,400	243,456
Broadcom Corp. Class A (a)	8,250	191,318
California Micro Devices Corp. (a)	4,626	12,999
Cavium Networks, Inc. (a)	100	1,258
Chartered Semiconductor Manufacturing Ltd. (a)	37,000	4,124
Chartered Semiconductor Manufacturing Ltd. sponsored ADR (a)	27,548	31,956
Cirrus Logic, Inc. (a)	2,009	9,342
Cree, Inc. (a)	400	10,956
CSR PLC (a)	1,200	4,618
Cypress Semiconductor Corp. (a)	2,100	16,653
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Diodes, Inc. (a)	200	$ 2,976
DSP Group, Inc. (a)	200	1,258
Exar Corp. (a)	200	1,230
Fairchild Semiconductor International, Inc. (a)	16,300	100,408
Himax Technologies, Inc. sponsored ADR	7,800	21,138
Infineon Technologies AG (a)	38,300	98,050
Integrated Device Technology, Inc. (a)	10,300	55,929
Intel Corp.	146,890	2,317,924
International Rectifier Corp. (a)	5,700	96,216
Intersil Corp. Class A	600	6,960
Linear Technology Corp.	1,200	26,136
LSI Corp. (a)	7,900	30,336
Marvell Technology Group Ltd. (a)	31,250	343,125
Maxim Integrated Products, Inc.	2,600	35,230
Micrel, Inc.	300	2,250
Micron Technology, Inc. (a)	39,500	192,760
National Semiconductor Corp.	19,800	244,926
Netlogic Microsystems, Inc. (a)	100	3,259
NVIDIA Corp. (a)	17,000	195,160
O2Micro International Ltd. sponsored ADR (a)	5,900	25,783
Omnivision Technologies, Inc. (a)	1,400	13,314
ON Semiconductor Corp. (a)	5,900	31,978
PMC-Sierra, Inc. (a)	4,800	38,016
Rambus, Inc. (a)	500	5,990
RF Micro Devices, Inc. (a)	6,800	14,348
Richtek Technology Corp.	4,005	20,215
Samsung Electronics Co. Ltd.	135	62,535
Semiconductor Manufacturing International Corp. sponsored ADR (a)	4,100	8,036
Semtech Corp. (a)	400	5,768
Sigma Designs, Inc. (a)	100	1,292
Silicon Image, Inc. (a)	4,655	12,662
Silicon Laboratories, Inc. (a)	300	9,978
Silicon Storage Technology, Inc. (a)	500	925
Siliconware Precision Industries Co. Ltd. sponsored ADR	2,943	21,984
SiRF Technology Holdings, Inc. (a)	3,800	10,564
Skyworks Solutions, Inc. (a)	5,150	45,526
Standard Microsystems Corp. (a)	2,200	34,892
STATS ChipPAC Ltd. (a)	45,000	12,766
Supertex, Inc. (a)	460	11,831
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	10,107	106,831
Texas Instruments, Inc.	51,300	926,478
TriQuint Semiconductor, Inc. (a)	800	3,064

	Shares	Value
Xilinx, Inc.	1,800	$ 36,792
Zoran Corp. (a)	2,500	22,350
		6,297,641
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		8,112,771
SOFTWARE - 0.1%
Application Software - 0.1%
Cadence Design Systems, Inc. (a)	1,600	8,928
Magma Design Automation, Inc. (a)	745	1,326
		10,254
TOTAL COMMON STOCKS (Cost $12,416,525)		8,978,756
Convertible Bonds - 3.0%
		Principal Amount (d)
COMMUNICATIONS EQUIPMENT - 0.3%
Communications Equipment - 0.3%
Lucent Technologies, Inc. 2.875% 6/15/25		$ 50,000	31,772
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14		10,000	11,773
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Manufacturing Services - 0.4%
TTM Technologies, Inc. 3.25% 5/15/15		50,000	36,195
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.2%
Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 6% 4/15/14 (c)		10,000	15,750
Semiconductors - 2.1%
Advanced Micro Devices, Inc. 6% 5/1/15		220,000	89,650
Diodes, Inc. 2.25% 10/1/26		30,000	24,168
Infineon Technologies Holding BV 5% 6/5/10	EUR	50,000	41,667
Xilinx, Inc. 3.125% 3/15/37		60,000	46,350
			201,835
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			217,585
TOTAL CONVERTIBLE BONDS (Cost $253,481)			297,325
Money Market Funds - 4.9%
	Shares	Value
Fidelity Cash Central Fund, 0.53% (b) (Cost $480,510)	480,510	$ 480,510
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $13,150,516)	9,756,591
NET OTHER ASSETS - 0.2%	17,693
NET ASSETS - 100%	$ 9,774,284
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,750 or 0.2% of net assets.

(d) Principal amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,842
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 9,756,591	$ 9,144,729	$ 611,862	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $13,572,918. Net unrealized depreciation aggregated $3,816,327, of which $695,769 related to appreciated investment securities and $4,512,096 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800328.105

ANR-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Environmental & Facility Services - 0.0%
Fuel Tech, Inc. (a)	16,062	$ 210,573
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	60,700	2,309,028
ELECTRICAL EQUIPMENT - 2.9%
Electrical Components & Equipment - 2.8%
Energy Conversion Devices, Inc. (a)(d)	50,619	930,377
Evergreen Solar, Inc. (a)(d)	242,942	590,349
First Solar, Inc. (a)(d)	35,300	6,611,337
JA Solar Holdings Co. Ltd. ADR (a)(d)	435,318	1,527,966
Q-Cells SE (a)(d)	16,793	356,190
Renewable Energy Corp. AS (a)(d)	65,700	593,410
Sunpower Corp.:
Class A (a)	22,200	607,836
Class B (a)	90,100	2,284,936
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	40,800	609,144
		14,111,545
Heavy Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	12,700	824,332
TOTAL ELECTRICAL EQUIPMENT		14,935,877
ENERGY EQUIPMENT & SERVICES - 33.2%
Oil & Gas Drilling - 14.8%
Atwood Oceanics, Inc. (a)	314,746	7,025,131
Diamond Offshore Drilling, Inc.	100	7,241
Helmerich & Payne, Inc. (d)	293,653	9,050,385
Hercules Offshore, Inc. (a)	187,894	601,261
Nabors Industries Ltd. (a)	712,311	10,834,250
Noble Corp.	687,143	18,779,618
Patterson-UTI Energy, Inc.	75,217	956,008
Pride International, Inc. (a)	317,200	7,200,440
Seadrill Ltd.	47,000	501,544
Transocean Ltd. (a)	298,364	20,133,603
		75,089,481
Oil & Gas Equipment & Services - 18.4%
Baker Hughes, Inc.	5,500	195,690
BJ Services Co.	293,174	4,072,187
Cameron International Corp. (a)	20,200	516,716
Core Laboratories NV	21,800	1,814,414
Dresser-Rand Group, Inc. (a)	35,900	884,217
Dril-Quip, Inc. (a)	109,355	3,759,625
Exterran Holdings, Inc. (a)	77,875	1,608,119
FMC Technologies, Inc. (a)	106,900	3,659,187
Fugro NV (Certificaten Van Aandelen) unit	1,693	60,597
Global Industries Ltd. (a)	328,703	2,126,708
Halliburton Co.	254,760	5,151,247
Helix Energy Solutions Group, Inc. (a)	79,300	720,837

	Shares	Value
Hornbeck Offshore Services, Inc. (a)	78,015	$ 1,812,288
National Oilwell Varco, Inc. (a)	390,457	11,823,038
Oceaneering International, Inc. (a)	96,400	4,392,948
Oil States International, Inc. (a)	39,300	742,770
Schlumberger Ltd. (NY Shares)	381,900	18,709,281
Smith International, Inc.	84,300	2,179,155
Superior Energy Services, Inc. (a)	169,184	3,250,025
Tenaris SA sponsored ADR	99,500	2,489,490
Tidewater, Inc.	55,559	2,402,927
TSC Offshore Group Ltd. (a)	1,258,000	188,337
Weatherford International Ltd. (a)	1,097,964	18,259,141
Willbros Group, Inc. (a)	244,994	2,807,631
		93,626,575
TOTAL ENERGY EQUIPMENT & SERVICES		168,716,056
GAS UTILITIES - 1.1%
Gas Utilities - 1.1%
EQT Corp.	52,100	1,752,123
Questar Corp.	116,300	3,456,436
Zhongyu Gas Holdings Ltd. (a)	6,538,000	289,070
		5,497,629
METALS & MINING - 0.1%
Diversified Metals & Mining - 0.1%
Teck Resources Ltd. Class B (sub. vtg.)	59,900	628,994
MULTI-UTILITIES - 0.0%
Multi-Utilities - 0.0%
Sempra Energy	4	184
OIL, GAS & CONSUMABLE FUELS - 60.4%
Coal & Consumable Fuels - 4.7%
Arch Coal, Inc.	416,885	5,823,883
CONSOL Energy, Inc.	85,413	2,671,719
Foundation Coal Holdings, Inc.	326,986	5,310,253
Massey Energy Co.	561,744	8,937,347
Peabody Energy Corp.	22,840	602,748
PT Bumi Resources Tbk	2,851,800	397,240
		23,743,190
Integrated Oil & Gas - 21.8%
Chevron Corp.	226,200	14,951,820
ConocoPhillips	243,200	9,971,200
ENI SpA sponsored ADR	203,500	8,687,415
Exxon Mobil Corp.	271,984	18,133,173
Hess Corp.	309,950	16,982,161
Marathon Oil Corp.	514,374	15,276,908
Occidental Petroleum Corp.	401,700	22,611,693
Suncor Energy, Inc.	180,900	4,552,631
		111,167,001
Oil & Gas Exploration & Production - 29.3%
Anadarko Petroleum Corp.	229,600	9,886,576
Apache Corp.	15,600	1,136,616
Bankers Petroleum Ltd. (a)	66,100	93,063
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Exploration & Production - continued
Berry Petroleum Co. Class A	57,101	$ 941,024
Bill Barrett Corp. (a)	29,900	776,802
Cabot Oil & Gas Corp.	511,502	15,442,245
Canadian Natural Resources Ltd.	119,000	5,486,017
Chesapeake Energy Corp.	497,146	9,798,748
Comstock Resources, Inc. (a)	192,111	6,620,145
Concho Resources, Inc. (a)	89,998	2,467,745
Denbury Resources, Inc. (a)	422,943	6,885,512
Devon Energy Corp.	2,500	129,625
EOG Resources, Inc.	1,284	81,508
EXCO Resources, Inc. (a)	340,789	4,014,494
Forest Oil Corp. (a)	800	12,800
Newfield Exploration Co. (a)	101,950	3,178,801
Noble Energy, Inc.	82,400	4,676,200
Oil Search Ltd.	320,172	1,194,249
OPTI Canada, Inc. (a)	267,800	433,148
Petrobank Energy & Resources Ltd. (a)	25,100	539,547
Petrohawk Energy Corp. (a)	776,526	18,326,014
Plains Exploration & Production Co. (a)	276,469	5,216,970
Range Resources Corp.	541,788	21,655,266
SandRidge Energy, Inc. (a)	170,850	1,394,136
Southwestern Energy Co. (a)	698,500	25,048,212
Talisman Energy, Inc.	5,000	62,644
Ultra Petroleum Corp. (a)	76,000	3,252,800
Whiting Petroleum Corp. (a)	17,200	563,472
		149,314,379
Oil & Gas Refining & Marketing - 4.0%
Frontier Oil Corp.	649,959	8,260,979
Holly Corp.	145,479	3,049,240
Sunoco, Inc.	84,100	2,229,491
Tesoro Corp.	89,176	1,359,934
Valero Energy Corp.	272,763	5,411,618
		20,311,262

	Shares	Value
Oil & Gas Storage & Transport - 0.6%
El Paso Corp.	278,900	$ 1,924,410
Williams Companies, Inc.	83,877	1,182,666
		3,107,076
TOTAL OIL, GAS & CONSUMABLE FUELS		307,642,908
TOTAL COMMON STOCKS (Cost $538,322,216)		499,941,249
Convertible Bonds - 0.1%
Principal Amount
ELECTRICAL EQUIPMENT - 0.1%
Electrical Components & Equipment - 0.1%
Sunpower Corp. 4.75% 4/15/14 (Cost $320,000)	$ 320,000	376,736
Money Market Funds - 5.0%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	8,805,950	8,805,950
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	16,910,477	16,910,477
TOTAL MONEY MARKET FUNDS (Cost $25,716,427)		25,716,427
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $564,358,643)	526,034,412
NET OTHER ASSETS - (3.3)%	(17,002,505)
NET ASSETS - 100%	$ 509,031,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 61,189
Fidelity Securities Lending Cash Central Fund	205,167
Total	$ 266,356
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 526,034,412	$ 522,844,196	$ 3,190,216	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $583,697,564. Net unrealized depreciation aggregated $57,663,152, of which $72,741,508 related to appreciated investment securities and $130,404,660 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800326.105

AFFS-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.3%
	Shares	Value
CAPITAL MARKETS - 25.5%
Asset Management & Custody Banks - 10.7%
Bank Sarasin & Co. Ltd. Series B (Reg.)	48,402	$ 1,153,505
BlackRock, Inc. Class A	7,800	1,142,856
EFG International	201,152	2,432,928
Franklin Resources, Inc.	14,505	877,262
GLG Partners, Inc.	21,100	50,429
Janus Capital Group, Inc.	45,400	455,362
Julius Baer Holding Ltd.	36,219	1,187,841
KKR Private Equity Investors, LP Restricted Depositary Units (a)(e)	17,200	58,480
Legg Mason, Inc.	164,204	3,295,574
Och-Ziff Capital Management Group LLC Class A	44,300	329,592
T. Rowe Price Group, Inc.	55,505	2,138,053
		13,121,882
Diversified Capital Markets - 5.1%
Deutsche Bank AG (NY Shares)	120,600	6,323,057
Investment Banking & Brokerage - 9.7%
GFI Group, Inc.	673,278	2,746,974
Goldman Sachs Group, Inc.	49,000	6,296,500
Lazard Ltd. Class A	31,800	868,140
MF Global Ltd. (a)	183,106	1,116,947
Morgan Stanley	36,700	867,588
		11,896,149
TOTAL CAPITAL MARKETS		31,341,088
COMMERCIAL BANKS - 14.7%
Diversified Banks - 2.4%
Wells Fargo & Co.	146,600	2,933,466
Regional Banks - 12.3%
Bank of Hawaii Corp.	27,442	964,312
Cathay General Bancorp (d)	16,988	190,605
Glacier Bancorp, Inc.	117,029	1,792,884
Huntington Bancshares, Inc. (d)	239,577	668,420
KeyCorp	886,700	5,453,205
PNC Financial Services Group, Inc.	112,300	4,458,310
Umpqua Holdings Corp. (d)	172,137	1,650,794
		15,178,530
TOTAL COMMERCIAL BANKS		18,111,996
CONSUMER FINANCE - 1.5%
Consumer Finance - 1.5%
Dollar Financial Corp. (a)	148,680	1,501,668
Promise Co. Ltd. (d)	25,300	334,393
		1,836,061

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES - 20.3%
Other Diversified Financial Services - 12.2%
Bank of America Corp.	578,884	$ 5,169,434
Citigroup, Inc. (d)	1,243,162	3,791,644
JPMorgan Chase & Co.	184,048	6,073,584
		15,034,662
Specialized Finance - 8.1%
BM&F BOVESPA SA	1,072,100	4,412,035
CME Group, Inc.	5,400	1,195,290
Deutsche Boerse AG	16,800	1,229,510
IntercontinentalExchange, Inc. (a)	34,300	3,004,680
JSE Ltd.	20,600	126,469
		9,967,984
TOTAL DIVERSIFIED FINANCIAL SERVICES		25,002,646
INSURANCE - 17.0%
Insurance Brokers - 0.1%
National Financial Partners Corp.	20,700	146,142
Life & Health Insurance - 7.6%
MetLife, Inc.	126,305	3,757,574
Principal Financial Group, Inc.	238,600	3,898,724
Prudential Financial, Inc.	13,200	381,216
Unum Group	83,000	1,356,220
		9,393,734
Multi-Line Insurance - 0.1%
Hartford Financial Services Group, Inc.	12,600	144,522
Property & Casualty Insurance - 6.2%
Fidelity National Financial, Inc. Class A	193,193	3,502,589
MBIA, Inc. (a)(d)	15,200	71,896
The First American Corp.	21,810	612,425
United America Indemnity Ltd. Class A (a)	14,200	71,994
XL Capital Ltd. Class A	348,500	3,314,235
		7,573,139
Reinsurance - 3.0%
Everest Re Group Ltd.	22,200	1,657,008
Transatlantic Holdings, Inc.	2,100	79,653
Validus Holdings Ltd.	87,900	1,968,960
		3,705,621
TOTAL INSURANCE		20,963,158
INTERNET SOFTWARE & SERVICES - 2.4%
Internet Software & Services - 2.4%
China Finance Online Co. Ltd. ADR (a)(d)	252,815	2,962,992
IT SERVICES - 2.1%
Data Processing & Outsourced Services - 2.1%
CyberSource Corp. (a)	16,853	246,222
MasterCard, Inc. Class A	4,700	862,215
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
MoneyGram International, Inc. (a)	378,830	$ 575,822
Visa, Inc.	13,500	876,960
		2,561,219
PROFESSIONAL SERVICES - 1.6%
Research & Consulting Services - 1.6%
First Advantage Corp. Class A (a)	139,250	1,996,845
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Industrial REITs - 0.1%
ProLogis Trust	11,800	107,498
Mortgage REITs - 0.0%
Chimera Investment Corp.	15,800	55,774
Residential REITs - 0.3%
UDR, Inc.	37,841	381,059
Retail REITs - 0.2%
CBL & Associates Properties, Inc. (d)	8,102	64,330
Developers Diversified Realty Corp.	29,444	121,604
		185,934
TOTAL REAL ESTATE INVESTMENT TRUSTS		730,265
REAL ESTATE MANAGEMENT & DEVELOPMENT - 2.8%
Diversified Real Estate Activities - 0.4%
Mitsubishi Estate Co. Ltd.	40,000	522,979
Real Estate Development - 2.4%
Central China Real Estate Ltd.	3,287,000	633,001
Xinyuan Real Estate Co. Ltd. ADR (a)	481,752	2,273,869
		2,906,870
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		3,429,849
ROAD & RAIL - 0.4%
Trucking - 0.4%
Dollar Thrifty Automotive Group, Inc. (a)(d)	125,600	472,256
SOFTWARE - 2.3%
Application Software - 2.3%
EPIQ Systems, Inc. (a)	186,415	2,883,840
SPECIALTY RETAIL - 0.1%
Home Improvement Retail - 0.1%
Home Depot, Inc.	6,600	173,712

	Shares	Value
THRIFTS & MORTGAGE FINANCE - 0.0%
Thrifts & Mortgage Finance - 0.0%
Washington Mutual, Inc.	121,371	$ 13,351
TOTAL COMMON STOCKS (Cost $107,523,517)		112,479,278
Convertible Preferred Stocks - 0.9%

DIVERSIFIED FINANCIAL SERVICES - 0.9%
Other Diversified Financial Services - 0.9%
Citigroup, Inc. Series T, 6.50% (Cost $1,068,705)	34,700	1,095,219
Money Market Funds - 5.9%

Fidelity Cash Central Fund, 0.53% (b)	1,797	1,797
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	7,248,919	7,248,919
TOTAL MONEY MARKET FUNDS (Cost $7,250,716)		7,250,716
TOTAL INVESTMENT PORTFOLIO - 98.1% (Cost $115,842,938)	120,825,213
NET OTHER ASSETS - 1.9%	2,319,749
NET ASSETS - 100%	$ 123,144,962
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $58,480 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 79,749
Fidelity Securities Lending Cash Central Fund	641,122
Total	$ 720,871
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 120,825,213	$ 112,109,368	$ 8,715,845	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $138,206,768. Net unrealized depreciation aggregated $17,381,555, of which $16,408,021 related to appreciated investment securities and $33,789,576 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800327.105

AFHC-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
BIOTECHNOLOGY - 13.2%
Biotechnology - 13.2%
Alexion Pharmaceuticals, Inc. (a)	54,612	$ 1,825,133
Alnylam Pharmaceuticals, Inc. (a)	52,137	957,757
Amgen, Inc. (a)	194,712	9,437,691
Biogen Idec, Inc. (a)	186,279	9,004,727
BioMarin Pharmaceutical, Inc. (a)(d)	198,867	2,557,430
Cougar Biotechnology, Inc. (a)	9,226	322,172
Genzyme Corp. (a)	25,000	1,333,250
Gilead Sciences, Inc. (a)	202,611	9,279,584
GTx, Inc. (a)(d)	60,617	595,865
Momenta Pharmaceuticals, Inc. (a)	54,305	608,216
Myriad Genetics, Inc. (a)	106,241	4,121,088
ONYX Pharmaceuticals, Inc. (a)	22,103	572,468
OSI Pharmaceuticals, Inc. (a)	65,700	2,205,549
Theravance, Inc. (a)	75,313	1,079,235
United Therapeutics Corp. (a)	42,500	2,669,425
		46,569,590
CHEMICALS - 0.8%
Fertilizers & Agricultural Chemicals - 0.8%
Monsanto Co.	34,200	2,903,238
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc. Class A (a)	252,255	663,431
Stewart Enterprises, Inc. Class A	245,783	857,783
		1,521,214
FOOD & STAPLES RETAILING - 1.1%
Drug Retail - 1.1%
CVS Caremark Corp.	118,253	3,758,080
HEALTH CARE EQUIPMENT & SUPPLIES - 21.4%
Health Care Equipment - 17.4%
Baxter International, Inc.	264,741	12,839,939
Boston Scientific Corp. (a)	428,642	3,604,879
C.R. Bard, Inc.	148,203	10,615,781
Conceptus, Inc. (a)	96,217	1,302,778
Covidien Ltd.	397,345	13,104,438
Edwards Lifesciences Corp. (a)	77,196	4,892,682
Electro-Optical Sciences, Inc. (a)	7,500	53,100
Electro-Optical Sciences, Inc.:
warrants 11/2/11 (a)(f)	60,018	341,578
warrants 8/2/12 (a)(f)	16,500	98,858
ev3, Inc. (a)	117,183	979,650
Kinetic Concepts, Inc. (a)	33,900	839,364
Masimo Corp. (a)	115,861	3,348,383
Medtronic, Inc.	15,597	499,104
Micrus Endovascular Corp. (a)	62,216	430,535
Nobel Biocare Holding AG (Switzerland)	93,527	1,906,160
NuVasive, Inc. (a)	68,000	2,577,200
Orthofix International NV (a)	14,900	254,045

	Shares	Value
Quidel Corp. (a)	93,529	$ 1,088,678
St. Jude Medical, Inc. (a)	77,900	2,611,208
		61,388,360
Health Care Supplies - 4.0%
Align Technology, Inc. (a)	139,325	1,729,023
Cooper Companies, Inc.	174,644	5,021,015
InfuSystems Holdings, Inc. (a)	453,700	1,442,766
InfuSystems Holdings, Inc. warrants 4/11/11 (a)	41,900	3,352
Inverness Medical Innovations, Inc. (a)	154,513	4,989,225
RTI Biologics, Inc. (a)	288,450	1,021,113
		14,206,494
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		75,594,854
HEALTH CARE PROVIDERS & SERVICES - 20.8%
Health Care Distributors & Services - 1.6%
Henry Schein, Inc. (a)	74,903	3,074,019
Patterson Companies, Inc. (a)	71,700	1,466,982
Profarma Distribuidora de Produtos Farmaceuticos SA	325,300	1,093,283
		5,634,284
Health Care Facilities - 2.4%
Hanger Orthopedic Group, Inc. (a)	155,165	2,158,345
Health Management Associates, Inc. Class A (a)	311,300	1,453,771
Sun Healthcare Group, Inc. (a)	54,476	461,412
Universal Health Services, Inc. Class B	85,459	4,307,134
		8,380,662
Health Care Services - 11.6%
Express Scripts, Inc. (a)	208,717	13,351,626
Fresenius Medical Care AG & Co. KGaA sponsored ADR	42,500	1,636,675
Genoptix, Inc. (a)	22,700	660,116
Health Grades, Inc. (a)	301,898	966,074
Laboratory Corp. of America Holdings (a)	63,497	4,073,333
Medco Health Solutions, Inc. (a)	466,915	20,334,145
		41,021,969
Managed Health Care - 5.2%
Health Net, Inc. (a)	138,600	2,001,384
Humana, Inc. (a)	68,579	1,973,704
UnitedHealth Group, Inc.	477,409	11,228,660
WellPoint, Inc. (a)	74,800	3,198,448
		18,402,196
TOTAL HEALTH CARE PROVIDERS & SERVICES		73,439,111
HEALTH CARE TECHNOLOGY - 2.1%
Health Care Technology - 2.1%
Allscripts-Misys Healthcare Solutions, Inc.	107,627	1,336,727
athenahealth, Inc. (a)(d)	71,700	2,280,060
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
Cerner Corp. (a)	59,249	$ 3,187,596
MedAssets, Inc. (a)	31,114	536,405
		7,340,788
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
WebMD Health Corp. Class A (a)	46,757	1,206,798
LIFE SCIENCES TOOLS & SERVICES - 10.5%
Life Sciences Tools & Services - 10.5%
AMAG Pharmaceuticals, Inc. (a)	27,927	1,252,526
Bruker BioSciences Corp. (a)	228,304	1,502,240
Illumina, Inc. (a)(d)	281,541	10,515,556
Life Technologies Corp. (a)	152,819	5,700,149
Millipore Corp. (a)	74,000	4,373,400
QIAGEN NV (a)	487,278	8,030,341
Waters Corp. (a)	130,906	5,782,118
		37,156,330
PHARMACEUTICALS - 28.0%
Pharmaceuticals - 28.0%
Abbott Laboratories	171,463	7,175,727
Allergan, Inc.	375,563	17,523,770
Auxilium Pharmaceuticals, Inc. (a)	21,200	485,480
Cadence Pharmaceuticals, Inc. (a)(d)	108,669	1,099,730
Johnson & Johnson	168,109	8,802,187
King Pharmaceuticals, Inc. (a)	170,700	1,345,116
Medicines Co. (a)	101,251	1,010,485
Merck & Co., Inc.	732,651	17,759,460
Merck KGaA	26,700	2,371,021
Optimer Pharmaceuticals, Inc. (a)	69,962	977,369
Pfizer, Inc.	944,121	12,613,457
Roche Holding AG (participation certificate)	24,180	3,048,397
Schering-Plough Corp.	695,900	16,019,618
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,182	3,475,298
Wyeth	101,285	4,294,484
XenoPort, Inc. (a)	59,053	807,255
		98,808,854
TOTAL COMMON STOCKS (Cost $349,695,895)		348,298,857
Convertible Preferred Stocks - 0.2%

PHARMACEUTICALS - 0.2%
Pharmaceuticals - 0.2%
Mylan, Inc. 6.50% (Cost $610,071)	1,000	843,750
Nonconvertible Bonds - 0.3%
	Principal Amount	Value
PHARMACEUTICALS - 0.3%
Pharmaceuticals - 0.3%
Elan Finance PLC/Elan Finance Corp. 5.2344% 11/15/11 (e) (Cost $844,815)	$ 1,100,000	$ 929,500
Money Market Funds - 2.6%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	6,777,688	6,777,688
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	2,578,040	2,578,040
TOTAL MONEY MARKET FUNDS (Cost $9,355,728)		9,355,728
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $360,506,509)	359,427,835
NET OTHER ASSETS - (1.7)%	(6,022,730)
NET ASSETS - 100%	$ 353,405,105
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $440,436 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Electro-Optical Sciences, Inc.: warrants 11/2/11	11/1/06	$ 6
warrants 8/2/12	8/1/07	$ 17
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 71,329
Fidelity Securities Lending Cash Central Fund	161,303
Total	$ 232,632
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 359,427,835	$ 349,888,571	$ 9,539,264	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $369,584,292. Net unrealized depreciation aggregated $10,156,457, of which $28,055,484 related to appreciated investment securities and $38,211,941 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800323.105

AFCY-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
AEROSPACE & DEFENSE - 19.7%
Aerospace & Defense - 19.7%
Alliant Techsystems, Inc. (a)	14,900	$ 1,186,785
BE Aerospace, Inc. (a)	26,500	285,935
Goodrich Corp.	68,500	3,033,180
Honeywell International, Inc.	352,500	11,001,525
Lockheed Martin Corp.	86,100	6,761,433
Precision Castparts Corp.	43,600	3,263,896
Raytheon Co.	111,000	5,020,530
Stanley, Inc. (a)	18,100	466,618
United Technologies Corp.	270,300	13,201,452
		44,221,354
AIR FREIGHT & LOGISTICS - 5.8%
Air Freight & Logistics - 5.8%
C.H. Robinson Worldwide, Inc.	45,700	2,429,412
FedEx Corp.	91,400	5,114,744
United Parcel Service, Inc. Class B	76,500	4,004,010
UTI Worldwide, Inc.	100,700	1,355,422
		12,903,588
AUTO COMPONENTS - 3.6%
Auto Parts & Equipment - 1.4%
Johnson Controls, Inc.	166,300	3,161,363
Tires & Rubber - 2.2%
The Goodyear Tire & Rubber Co. (a)	440,200	4,837,798
TOTAL AUTO COMPONENTS		7,999,161
BUILDING PRODUCTS - 2.3%
Building Products - 2.3%
Masco Corp.	476,600	4,222,676
Owens Corning (a)	49,461	885,352
		5,108,028
CHEMICALS - 0.6%
Specialty Chemicals - 0.6%
W.R. Grace & Co. (a)	160,900	1,420,747
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Commercial Printing - 0.3%
R.R. Donnelley & Sons Co.	48,100	560,365
Diversified Support Services - 0.7%
Cintas Corp.	61,300	1,572,958
Environmental & Facility Services - 0.7%
Republic Services, Inc.	74,560	1,565,760
Office Services & Supplies - 0.4%
United Stationers, Inc. (a)	29,000	949,170
TOTAL COMMERCIAL SERVICES & SUPPLIES		4,648,253
CONSTRUCTION & ENGINEERING - 0.3%
Construction & Engineering - 0.3%
Chicago Bridge & Iron Co. NV (NY Shares)	61,500	658,050

	Shares	Value
CONSTRUCTION MATERIALS - 0.1%
Construction Materials - 0.1%
Eagle Materials, Inc.	12,000	$ 333,600
DIVERSIFIED CONSUMER SERVICES - 0.5%
Specialized Consumer Services - 0.5%
Brinks Home Security Holdings, Inc. (a)	43,410	1,153,838
ELECTRICAL EQUIPMENT - 11.1%
Electrical Components & Equipment - 11.1%
Acuity Brands, Inc.	65,742	1,889,425
AMETEK, Inc.	166,000	5,346,860
Cooper Industries Ltd. Class A	104,300	3,419,997
Emerson Electric Co.	100,020	3,404,681
Ener1, Inc. (a)(d)	120,173	707,819
Energy Conversion Devices, Inc. (a)(d)	59,027	1,084,916
Regal-Beloit Corp.	85,404	3,469,965
Rockwell Automation, Inc.	146,400	4,624,776
Saft Groupe SA	34,560	1,057,493
		25,005,932
ELECTRONIC EQUIPMENT & COMPONENTS - 0.4%
Electronic Equipment & Instruments - 0.4%
Itron, Inc. (a)	18,200	837,200
HOUSEHOLD DURABLES - 1.2%
Homebuilding - 0.3%
Centex Corp.	73,300	801,902
Household Appliances - 0.9%
Black & Decker Corp.	48,100	1,938,430
TOTAL HOUSEHOLD DURABLES		2,740,332
INDUSTRIAL CONGLOMERATES - 13.7%
Industrial Conglomerates - 13.7%
3M Co.	141,400	8,144,640
General Electric Co.	1,120,146	14,169,846
Siemens AG sponsored ADR (d)	39,035	2,612,613
Textron, Inc.	108,400	1,163,132
Tyco International Ltd.	195,925	4,655,178
		30,745,409
IT SERVICES - 0.2%
IT Consulting & Other Services - 0.2%
NCI, Inc. Class A (a)	19,678	479,356
MACHINERY - 19.7%
Construction & Farm Machinery & Heavy Trucks - 11.3%
Cummins, Inc.	211,532	7,192,088
Deere & Co.	160,500	6,622,230
Navistar International Corp. (a)	100,514	3,799,429
PACCAR, Inc.	156,600	5,549,904
Toro Co. (d)	66,671	2,025,465
		25,189,116
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - 8.4%
Briggs & Stratton Corp.	44,400	$ 660,672
Danaher Corp.	148,100	8,654,964
Graco, Inc.	92,300	2,177,357
Ingersoll-Rand Co. Ltd. Class A	169,900	3,698,723
Parker Hannifin Corp.	81,200	3,682,420
		18,874,136
TOTAL MACHINERY		44,063,252
MARINE - 0.3%
Marine - 0.3%
Ultrapetrol (Bahamas) Ltd. (a)	175,033	651,123
PAPER & FOREST PRODUCTS - 0.6%
Forest Products - 0.6%
Weyerhaeuser Co.	36,200	1,276,412
PROFESSIONAL SERVICES - 2.0%
Human Resource & Employment Services - 1.2%
Manpower, Inc.	61,000	2,628,490
Research & Consulting Services - 0.8%
Equifax, Inc.	65,300	1,904,148
TOTAL PROFESSIONAL SERVICES		4,532,638
ROAD & RAIL - 11.3%
Railroads - 7.6%
CSX Corp.	16,300	482,317
Genesee & Wyoming, Inc. Class A (a)	27,000	810,000
Kansas City Southern (a)	21,100	321,775
Norfolk Southern Corp.	124,610	4,446,085
Union Pacific Corp.	225,800	11,095,812
		17,155,989
Trucking - 3.7%
Con-way, Inc.	68,500	1,697,430
Heartland Express, Inc.	44,700	668,265
Knight Transportation, Inc.	24,200	427,856
Landstar System, Inc.	18,000	640,980
Old Dominion Freight Lines, Inc. (a)	60,936	1,715,348
Ryder System, Inc.	113,678	3,147,744
		8,297,623
TOTAL ROAD & RAIL		25,453,612

	Shares	Value
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
Interline Brands, Inc. (a)	59,100	$ 765,936
Rush Enterprises, Inc. Class A (a)	302,357	3,979,018
WESCO International, Inc. (a)	31,000	806,000
		5,550,954
TRANSPORTATION INFRASTRUCTURE - 0.3%
Marine Ports & Services - 0.3%
Aegean Marine Petroleum Network, Inc.	39,000	590,850
TOTAL COMMON STOCKS (Cost $243,958,807)		220,373,689
Nonconvertible Bonds - 0.0%
Principal Amount
AIRLINES - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a) (Cost $52,101)	$ 2,690,000	26,900
Money Market Funds - 5.2%
	Shares
Fidelity Cash Central Fund, 0.53% (b)	6,521,797	6,521,797
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	5,016,975	5,016,975
TOTAL MONEY MARKET FUNDS (Cost $11,538,772)		11,538,772
TOTAL INVESTMENT PORTFOLIO - 103.5% (Cost $255,549,680)	231,939,361
NET OTHER ASSETS - (3.5)%	(7,770,233)
NET ASSETS - 100%	$ 224,169,128
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 84,747
Fidelity Securities Lending Cash Central Fund	146,499
Total	$ 231,246
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 231,939,361	$ 230,854,968	$ 1,057,493	$ 26,900
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 33,625
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	18,924
Cost of Purchases	-
Proceeds of Sales	(25,649)
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 26,900

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $263,390,541. Net unrealized depreciation aggregated $31,451,180, of which $17,463,838 related to appreciated investment securities and $48,915,018 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800329.105

ARE-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 1.0%
Health Care Facilities - 1.0%
Capital Senior Living Corp. (a)	13,600	$ 53,720
Emeritus Corp. (a)(d)	160,854	1,454,120
TOTAL HEALTH CARE FACILITIES		1,507,840
HOUSEHOLD DURABLES - 1.0%
Homebuilding - 1.0%
Centex Corp.	24,900	272,406
D.R. Horton, Inc.	13,800	180,090
Lennar Corp. Class A	7,800	75,972
Meritage Homes Corp. (a)	23,200	482,792
Pulte Homes, Inc.	43,600	501,836
TOTAL HOMEBUILDING		1,513,096
REAL ESTATE INVESTMENT TRUSTS - 91.0%
REITs - Apartments - 14.6%
American Campus Communities, Inc.	32,300	700,264
Apartment Investment & Management Co. Class A	321,847	2,349,483
AvalonBay Communities, Inc.	64,931	3,688,730
Camden Property Trust (SBI)	156,600	4,248,558
Equity Residential (SBI)	270,500	6,191,745
Home Properties, Inc.	92,600	3,374,344
UDR, Inc.	197,000	1,983,790
TOTAL REITS - APARTMENTS		22,536,914
REITs - Factory Outlets - 0.8%
Tanger Factory Outlet Centers, Inc.	36,200	1,206,184
REITs - Health Care Facilities - 11.0%
HCP, Inc.	193,800	4,253,910
Healthcare Realty Trust, Inc.	254,809	4,278,243
Omega Healthcare Investors, Inc.	12,300	193,356
Ventas, Inc.	283,700	8,125,168
TOTAL REITS - HEALTH CARE FACILITIES		16,850,677
REITs - Hotels - 5.8%
DiamondRock Hospitality Co.	451,256	2,928,651
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Hotels - continued
Host Hotels & Resorts, Inc.	236,394	$ 1,817,870
Sunstone Hotel Investors, Inc.	799,084	4,227,154
TOTAL REITS - HOTELS		8,973,675
REITs - Industrial Buildings - 13.5%
Duke Realty LP	543,800	5,312,926
ProLogis Trust	778,423	7,091,434
Public Storage	125,618	8,398,819
TOTAL REITS - INDUSTRIAL BUILDINGS		20,803,179
REITs - Malls - 13.1%
CBL & Associates Properties, Inc. (d)	150,212	1,192,683
Simon Property Group, Inc.	293,038	15,120,762
The Macerich Co. (d)	218,700	3,833,811
TOTAL REITS - MALLS		20,147,256
REITs - Management/Investment - 3.6%
Digital Realty Trust, Inc. (d)	153,500	5,527,535
REITs - Office Buildings - 15.0%
Alexandria Real Estate Equities, Inc. (d)	102,000	3,720,960
Boston Properties, Inc.	76,400	3,775,688
Brandywine Realty Trust (SBI)	207,200	1,282,568
Corporate Office Properties Trust (SBI)	150,800	4,608,448
Highwoods Properties, Inc. (SBI)	254,000	6,093,460
Mack-Cali Realty Corp.	8,500	228,310
SL Green Realty Corp. (d)	190,500	3,364,230
TOTAL REITS - OFFICE BUILDINGS		23,073,664
REITs - Shopping Centers - 13.6%
Acadia Realty Trust (SBI)	57,000	826,500
Developers Diversified Realty Corp.	468,671	1,935,611
Inland Real Estate Corp.	394,906	3,467,275
Kimco Realty Corp.	136,890	1,645,418
Ramco-Gershenson Properties Trust (SBI)	88,100	969,100
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Shopping Centers - continued
Regency Centers Corp.	116,200	$ 4,351,690
Vornado Realty Trust	157,652	7,707,606
TOTAL REITS - SHOPPING CENTERS		20,903,200
TOTAL REAL ESTATE INVESTMENT TRUSTS		140,022,284
REAL ESTATE MANAGEMENT & DEVELOPMENT - 3.5%
Real Estate Operating Companies - 2.1%
Brookfield Properties Corp.	431,900	3,226,294
Real Estate Services - 1.4%
CB Richard Ellis Group, Inc. Class A (a)	245,223	1,839,173
Jones Lang LaSalle, Inc.	9,100	293,657
TOTAL REAL ESTATE SERVICES		2,132,830
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		5,359,124
TOTAL COMMON STOCKS (Cost $200,245,442)		148,402,344
Money Market Funds - 11.8%

Fidelity Cash Central Fund, 0.53% (b)	6,101,103	6,101,103
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c)	12,112,957	12,112,957
TOTAL MONEY MARKET FUNDS (Cost $18,214,060)		18,214,060
TOTAL INVESTMENT PORTFOLIO - 108.3% (Cost $218,459,502)		166,616,404
NET OTHER ASSETS - (8.3)%		(12,743,173)
NET ASSETS - 100%		$ 153,873,231
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 56,144
Fidelity Securities Lending Cash Central Fund	152,070
Total	$ 208,214
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 166,616,404	$ 166,616,404	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $244,666,916. Net unrealized depreciation aggregated $78,050,512, of which $10,050,367 related to appreciated investment securities and $88,100,879 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800330.105

AFTF-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 13.5%
Communications Equipment - 13.5%
ADC Telecommunications, Inc. (a)	257,199	$ 1,892,985
Adtran, Inc.	10,600	224,190
ADVA AG Optical Networking (a)	442,449	722,783
Alcatel-Lucent SA sponsored ADR (a)	14,300	35,750
Aruba Networks, Inc. (a)	9,800	45,962
AudioCodes Ltd. (a)	179,235	265,268
Brocade Communications Systems, Inc. (a)	290,400	1,678,512
Ciena Corp. (a)	99,200	1,185,440
Cisco Systems, Inc. (a)	10,300	198,996
Cogo Group, Inc. (a)	22,469	183,796
CommScope, Inc. (a)	63,600	1,596,360
Comverse Technology, Inc. (a)	311,500	2,227,225
Delta Networks, Inc.	1,493,000	331,662
Emulex Corp. (a)	8,000	83,760
F5 Networks, Inc. (a)	66,008	1,800,038
Infinera Corp. (a)(e)	116,200	980,728
Juniper Networks, Inc. (a)	77,100	1,669,215
Motorola, Inc.	538,700	2,979,011
Nice Systems Ltd. sponsored ADR (a)	8,265	211,667
Nokia Corp. sponsored ADR	94,300	1,333,402
OZ Optics Ltd. unit (a)(f)	68,000	320,960
Palm, Inc. (a)(e)	120,000	1,258,800
Powerwave Technologies, Inc. (a)	281,700	239,445
QUALCOMM, Inc.	468,400	19,822,688
Research In Motion Ltd. (a)	20,800	1,445,600
Riverbed Technology, Inc. (a)	100	1,832
Sandvine Corp. (a)	1,587,300	1,742,605
Sandvine Corp. (U.K.) (a)	1,078,100	1,204,999
Sonus Networks, Inc. (a)	167,560	289,879
Starent Networks Corp. (a)	501,777	9,900,060
		55,873,618
COMPUTERS & PERIPHERALS - 16.3%
Computer Hardware - 13.8%
3PAR, Inc. (a)	5,900	45,194
Apple, Inc. (a)	201,755	25,386,829
Dell, Inc. (a)	181,300	2,106,706
Hewlett-Packard Co.	683,100	24,577,938
NCR Corp. (a)	166,000	1,684,900
Stratasys, Inc. (a)(e)	108,790	1,018,274
Sun Microsystems, Inc. (a)	110,426	1,011,502
Toshiba Corp.	293,000	1,005,720
Wistron Corp.	159,000	201,035
		57,038,098
Computer Storage & Peripherals - 2.5%
Chicony Electronics Co. Ltd.	269,390	439,876
EMC Corp. (a)	220,100	2,757,853
NetApp, Inc. (a)	28,000	512,400
SanDisk Corp. (a)	109,500	1,721,340
Seagate Technology	457,400	3,732,384

	Shares	Value
SIMPLO Technology Co. Ltd.	130,000	$ 494,601
Synaptics, Inc. (a)(e)	29,700	964,656
		10,623,110
TOTAL COMPUTERS & PERIPHERALS		67,661,208
CONSTRUCTION & ENGINEERING - 0.1%
Construction & Engineering - 0.1%
Dycom Industries, Inc. (a)	40,900	344,378
MasTec, Inc. (a)	14,500	181,395
		525,773
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	600	31,788
ELECTRICAL EQUIPMENT - 1.0%
Electrical Components & Equipment - 1.0%
centrotherm photovoltaics AG (a)	1,273	48,828
Energy Conversion Devices, Inc. (a)(e)	20,400	374,952
First Solar, Inc. (a)(e)	4,014	751,782
General Cable Corp. (a)	64,600	1,753,244
JA Solar Holdings Co. Ltd. ADR (a)	76,000	266,760
Q-Cells SE (a)	1,200	25,453
Roth & Rau AG	1,516	35,821
Sunpower Corp. Class B (a)	18,344	465,204
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(e)	31,800	474,774
Yingli Green Energy Holding Co. Ltd. ADR (a)(e)	17,900	124,942
		4,321,760
ELECTRONIC EQUIPMENT & COMPONENTS - 6.3%
Electronic Components - 1.2%
Amphenol Corp. Class A	53,900	1,823,976
AVX Corp.	18,400	184,184
DTS, Inc. (a)	16,500	439,725
Everlight Electronics Co. Ltd.	498,376	1,051,543
Tripod Technology Corp.	275,000	451,771
Unimicron Technology Corp.	578,000	390,072
Vishay Intertechnology, Inc. (a)	106,400	624,568
		4,965,839
Electronic Equipment & Instruments - 1.1%
Agilent Technologies, Inc. (a)	2,300	41,998
China Security & Surveillance Technology, Inc. (a)(e)	282,434	1,914,903
Chroma ATE, Inc.	1,366,316	1,311,829
Comverge, Inc. (a)	10,189	78,150
Coretronic Corp.	174,300	150,527
FLIR Systems, Inc. (a)	21,700	481,306
National Instruments Corp.	18,700	412,148
		4,390,861
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Electronic Manufacturing Services - 1.6%
Flextronics International Ltd. (a)	638,400	$ 2,476,992
Jabil Circuit, Inc.	52,400	424,440
Ju Teng International Holdings Ltd.	1,328,000	575,220
Molex, Inc.	29,400	490,098
Multi-Fineline Electronix, Inc. (a)	27,589	553,711
Trimble Navigation Ltd. (a)	68,400	1,466,496
Tyco Electronics Ltd.	45,800	798,752
		6,785,709
Technology Distributors - 2.4%
Arrow Electronics, Inc. (a)	48,300	1,098,342
Avnet, Inc. (a)	101,800	2,228,402
Brightpoint, Inc. (a)	40,300	209,963
Digital China Holdings Ltd. (H Shares)	2,246,000	1,225,920
Ingram Micro, Inc. Class A (a)	190,600	2,767,512
Inspur International Ltd. (a)	500,000	85,964
Synnex Technology International Corp.	285,000	413,351
Tech Data Corp. (a)	16,000	460,640
WPG Holding Co. Ltd.	1,800,000	1,492,207
		9,982,301
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		26,124,710
HEALTH CARE EQUIPMENT & SUPPLIES - 1.4%
Health Care Equipment - 1.1%
China Medical Technologies, Inc. sponsored ADR (e)	61,500	1,201,710
Golden Meditech Co. Ltd. (a)	2,168,000	292,754
I-Flow Corp. (a)	77,610	388,050
Mindray Medical International Ltd. sponsored ADR	200	4,564
Mingyuan Medicare Development Co. Ltd. (e)	33,580,000	2,447,363
		4,334,441
Health Care Supplies - 0.3%
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	730,000	1,373,762
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		5,708,203
HEALTH CARE TECHNOLOGY - 0.0%
Health Care Technology - 0.0%
athenahealth, Inc. (a)	600	19,080
HOTELS, RESTAURANTS & LEISURE - 0.0%
Hotels, Resorts & Cruise Lines - 0.0%
Ctrip.com International Ltd. sponsored ADR	5,800	179,336
HOUSEHOLD DURABLES - 0.0%
Consumer Electronics - 0.0%
TomTom Group BV (a)	100	638

	Shares	Value
INTERNET & CATALOG RETAIL - 1.1%
Internet Retail - 1.1%
Amazon.com, Inc. (a)	28,000	$ 2,254,560
Expedia, Inc. (a)	3,560	48,452
Priceline.com, Inc. (a)(e)	22,612	2,195,399
		4,498,411
INTERNET SOFTWARE & SERVICES - 9.3%
Internet Software & Services - 9.3%
Akamai Technologies, Inc. (a)	19,800	435,996
Baidu.com, Inc. sponsored ADR (a)	17,900	4,168,910
comScore, Inc. (a)	17,300	220,748
Constant Contact, Inc. (a)	8,924	142,159
DealerTrack Holdings, Inc. (a)	12,300	186,714
eBay, Inc. (a)	133,300	2,195,451
Equinix, Inc. (a)	28,600	2,008,578
Google, Inc. Class A (sub. vtg.) (a)	55,500	21,976,335
NetEase.com, Inc. sponsored ADR (a)	29,800	899,364
Omniture, Inc. (a)	2,900	35,728
Rackspace Hosting, Inc.	24,291	223,234
SAVVIS, Inc.	8,900	101,282
Sohu.com, Inc. (a)	40,700	2,122,505
Switch & Data Facilities Co., Inc. (a)	12,600	145,782
Tencent Holdings Ltd.	185,600	1,640,447
VeriSign, Inc. (a)	15,800	325,164
Vocus, Inc. (a)	10,300	175,100
Websense, Inc. (a)	25,600	456,448
Yahoo!, Inc. (a)	67,200	960,288
		38,420,233
IT SERVICES - 2.7%
Data Processing & Outsourced Services - 2.2%
CyberSource Corp. (a)	31,895	465,986
Lender Processing Services, Inc.	46,400	1,329,824
MasterCard, Inc. Class A	5,400	990,630
Visa, Inc.	96,300	6,255,648
		9,042,088
IT Consulting & Other Services - 0.5%
CACI International, Inc. Class A (a)	3,600	142,380
China Information Security Technology, Inc. (a)	8,917	27,108
Cognizant Technology Solutions Corp. Class A (a)	16,700	413,993
SAIC, Inc. (a)	33,400	604,540
Satyam Computer Services Ltd. sponsored ADR	11,600	20,880
Yucheng Technologies Ltd. (a)	135,000	962,550
		2,171,451
TOTAL IT SERVICES		11,213,539
MACHINERY - 0.5%
Industrial Machinery - 0.5%
China Fire & Security Group, Inc. (a)	24,900	274,149
Common Stocks - continued
	Shares	Value
MACHINERY - CONTINUED
Industrial Machinery - continued
Meyer Burger Technology AG (a)	270	$ 36,993
Shin Zu Shing Co. Ltd.	438,424	1,808,157
		2,119,299
MEDIA - 1.0%
Advertising - 0.8%
AirMedia Group, Inc. ADR (a)	111,900	628,319
Focus Media Holding Ltd. ADR (a)(e)	63,500	400,050
VisionChina Media, Inc. ADR (a)	401,700	2,157,129
		3,185,498
Cable & Satellite - 0.2%
Virgin Media, Inc.	98,600	761,192
TOTAL MEDIA		3,946,690
METALS & MINING - 0.0%
Diversified Metals & Mining - 0.0%
Timminco Ltd. (a)	5,600	8,213
OFFICE ELECTRONICS - 0.1%
Office Electronics - 0.1%
Xerox Corp.	36,300	221,793
PROFESSIONAL SERVICES - 0.0%
Research & Consulting Services - 0.0%
IHS, Inc. Class A (a)	1,100	45,496
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 24.7%
Semiconductor Equipment - 7.9%
Aixtron AG	98,400	753,577
Amkor Technology, Inc. (a)	872,100	3,758,751
Applied Materials, Inc.	66,700	814,407
ASM Pacific Technology Ltd.	44,200	197,614
ASML Holding NV (NY Shares)	381,700	8,072,955
Cymer, Inc. (a)	101,200	2,875,092
FormFactor, Inc. (a)	53,200	927,276
Global Unichip Corp.	85,675	391,591
Inotera Memories, Inc. (a)	1,283,000	673,281
Lam Research Corp. (a)	99,500	2,774,060
LTX-Credence Corp. (a)	497,102	243,580
MEMC Electronic Materials, Inc. (a)	80,900	1,310,580
Photronics, Inc. (a)	82,700	138,109
Tessera Technologies, Inc. (a)	336,000	4,717,440
Varian Semiconductor Equipment Associates, Inc. (a)	136,800	3,500,712
Verigy Ltd. (a)	165,200	1,817,200
		32,966,225
Semiconductors - 16.8%
Advanced Micro Devices, Inc. (a)	115,700	417,677
Advanced Semiconductor Engineering, Inc. sponsored ADR (e)	609,280	1,846,118
ANADIGICS, Inc. (a)	30,400	91,808
Analog Devices, Inc.	1,800	38,304

	Shares	Value
Applied Micro Circuits Corp. (a)	8,650	$ 47,143
ARM Holdings PLC sponsored ADR	340,100	1,805,931
Atheros Communications, Inc. (a)	23,600	406,392
Atmel Corp. (a)	858,300	3,295,872
Cavium Networks, Inc. (a)	372,131	4,681,408
Cree, Inc. (a)	88,550	2,425,385
CSR PLC (a)(e)	171,600	660,418
Cypress Semiconductor Corp. (a)	274,700	2,178,371
Diodes, Inc. (a)	20,900	310,992
Elpida Memory, Inc. (a)(e)	30,600	327,802
Epistar Corp.	725,000	1,426,519
Fairchild Semiconductor International, Inc. (a)	409,600	2,523,136
Hynix Semiconductor, Inc. (a)	22,350	251,831
Infineon Technologies AG (a)	2,115,700	5,416,319
Integrated Device Technology, Inc. (a)	17,300	93,939
Intel Corp.	332,200	5,242,116
International Rectifier Corp. (a)	184,500	3,114,360
Intersil Corp. Class A	14,800	171,680
Kinsus Interconnect Technology Corp.	223,000	402,358
LSI Corp. (a)	201,000	771,840
Marvell Technology Group Ltd. (a)	395,300	4,340,394
MediaTek, Inc.	37,000	384,669
Micron Technology, Inc. (a)	1,511,300	7,375,144
Monolithic Power Systems, Inc. (a)	76,800	1,420,800
MoSys, Inc. (a)	32,100	44,940
National Semiconductor Corp.	63,200	781,784
Netlogic Microsystems, Inc. (a)	32,800	1,068,952
NVIDIA Corp. (a)	206,200	2,367,176
O2Micro International Ltd. sponsored ADR (a)	17,800	77,786
Omnivision Technologies, Inc. (a)	175,299	1,667,093
PMC-Sierra, Inc. (a)	146,900	1,163,448
Power Integrations, Inc.	16,600	353,580
Powertech Technology, Inc.	239,000	497,741
Radiant Opto-Electronics Corp.	325,000	388,770
RF Micro Devices, Inc. (a)	600,700	1,267,477
Samsung Electronics Co. Ltd.	3,796	1,758,398
Silicon Image, Inc. (a)	88,800	241,536
Silicon Laboratories, Inc. (a)(e)	13,900	462,314
Siliconware Precision Industries Co. Ltd. sponsored ADR	47,100	351,837
SiRF Technology Holdings, Inc. (a)	678,131	1,885,204
Skyworks Solutions, Inc. (a)	191,800	1,695,512
Standard Microsystems Corp. (a)	71,900	1,140,334
Supertex, Inc. (a)	7,300	187,756
TriQuint Semiconductor, Inc. (a)	103,000	394,490
Volterra Semiconductor Corp. (a)	15,500	178,095
		69,442,949
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		102,409,174
Common Stocks - continued
	Shares	Value
SOFTWARE - 18.2%
Application Software - 7.3%
Adobe Systems, Inc. (a)	23,900	$ 653,665
Amdocs Ltd. (a)	35,300	738,829
Ansys, Inc. (a)	5,900	162,958
Autodesk, Inc. (a)	1,800	35,892
Autonomy Corp. PLC (a)	89,100	1,868,543
Blackboard, Inc. (a)(e)	19,900	677,197
Cadence Design Systems, Inc. (a)	1,102,600	6,152,508
Callidus Software, Inc. (a)	107,291	346,550
Citrix Systems, Inc. (a)	94,200	2,687,526
Concur Technologies, Inc. (a)	38,100	1,031,367
Epicor Software Corp. (a)	31,500	173,880
Informatica Corp. (a)	56,700	901,530
JDA Software Group, Inc. (a)	50,000	705,500
Kingdee International Software Group Co. Ltd.	6,108,000	1,037,118
Longtop Financial Technologies Ltd. ADR (a)	43,500	1,029,210
Nuance Communications, Inc. (a)	17,300	230,955
Parametric Technology Corp. (a)	19,300	215,195
Salesforce.com, Inc. (a)	108,200	4,632,042
Smith Micro Software, Inc. (a)	204,100	1,755,260
SuccessFactors, Inc. (a)	212,200	1,848,262
Synchronoss Technologies, Inc. (a)	121,348	1,611,501
Synopsys, Inc. (a)	1,700	37,026
Taleo Corp. Class A (a)	76,988	924,626
TIBCO Software, Inc. (a)	33,900	214,248
Ulticom, Inc.	318,926	637,852
		30,309,240
Home Entertainment Software - 2.5%
Activision Blizzard, Inc. (a)	15,000	161,550
Changyou.com Ltd. (A Shares) ADR	800	24,600
Electronic Arts, Inc. (a)	248,500	5,056,975
Kingsoft Corp. Ltd.	442,000	200,463
Nintendo Co. Ltd.	6,100	1,642,120
Perfect World Co. Ltd. sponsored ADR Class B (a)	145,500	2,642,280
Take-Two Interactive Software, Inc.	22,500	204,300
THQ, Inc. (a)	49,400	168,948
		10,101,236
Systems Software - 8.4%
Ariba, Inc. (a)	18,908	181,706
BMC Software, Inc. (a)	91,800	3,182,706
CA, Inc.	9,000	155,250
Check Point Software Technologies Ltd. (a)	1,700	39,389
CommVault Systems, Inc. (a)	31,300	389,685
Insyde Software Corp.	498,239	1,947,320
McAfee, Inc. (a)	5,200	195,208
Microsoft Corp.	1,252,000	25,365,520
Oracle Corp.	9,700	187,598
Phoenix Technologies Ltd. (a)	31,000	88,350

	Shares	Value
Red Hat, Inc. (a)	100,800	$ 1,740,816
Symantec Corp. (a)	43,300	746,925
VMware, Inc. Class A (a)	24,600	641,568
		34,862,041
TOTAL SOFTWARE		75,272,517
WIRELESS TELECOMMUNICATION SERVICES - 1.3%
Wireless Telecommunication Services - 1.3%
American Tower Corp. Class A (a)	43,400	1,378,384
Crown Castle International Corp. (a)	8,000	196,160
SBA Communications Corp. Class A (a)	135,200	3,407,040
Sprint Nextel Corp. (a)	132,200	576,392
		5,557,976
TOTAL COMMON STOCKS (Cost $428,540,121)		404,159,455
Convertible Bonds - 1.3%
		Principal Amount (d)
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13		$ 1,270,000	812,673
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.1%
Semiconductors - 1.1%
Advanced Micro Devices, Inc. 5.75% 8/15/12		6,960,000	3,706,200
Infineon Technologies Holding BV 5% 6/5/10	EUR	1,000,000	833,333
			4,539,533
TOTAL CONVERTIBLE BONDS (Cost $7,494,023)			5,352,206
Money Market Funds - 2.5%
Shares
Fidelity Securities Lending Cash Central Fund, 0.28% (b)(c) (Cost $10,157,835)	10,157,835	10,157,835
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $446,191,979)	419,669,496
NET OTHER ASSETS - (1.3)%	(5,286,316)
NET ASSETS - 100%	$ 414,383,180
Currency Abbreviation
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $320,960 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
OZ Optics Ltd. unit	8/18/00	$ 1,003,680
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,713
Fidelity Securities Lending Cash Central Fund	761,381
Total	$ 852,094
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 419,669,496	$ 376,520,811	$ 42,827,725	$ 320,960
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 821,100
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(500,140)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 320,960

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $452,915,760. Net unrealized depreciation aggregated $33,246,264, of which $51,381,108 related to appreciated investment securities and $84,627,372 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity® Advisor Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2009

1.800331.105

AFUG-QTLY-0609

Investments April 30, 2009 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.4%
	Shares	Value
ELECTRIC UTILITIES - 50.9%
Electric Utilities - 50.9%
Allegheny Energy, Inc.	124,355	$ 3,223,282
American Electric Power Co., Inc.	496,900	13,108,222
Entergy Corp.	63,100	4,086,987
Exelon Corp.	266,500	12,293,645
FirstEnergy Corp.	239,300	9,787,370
FPL Group, Inc.	162,600	8,746,254
NV Energy, Inc.	298,900	3,063,725
PPL Corp.	201,575	6,029,108
Westar Energy, Inc.	113,100	1,982,643
		62,321,236
GAS UTILITIES - 3.3%
Gas Utilities - 3.3%
EQT Corp.	43,700	1,469,631
Questar Corp.	88,100	2,618,332
		4,087,963
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 10.6%
Independent Power Producers & Energy Traders - 10.6%
AES Corp. (a)	324,700	2,295,629
Black Hills Corp.	13,467	267,724
Calpine Corp. (a)	53,600	434,696
Constellation Energy Group, Inc.	262,900	6,330,632
Dynegy, Inc. Class A (a)	171,900	305,982
NRG Energy, Inc. (a)	97,100	1,745,858
Ormat Technologies, Inc.	45,400	1,598,080
		12,978,601
MULTI-UTILITIES - 29.6%
Multi-Utilities - 29.6%
CenterPoint Energy, Inc.	568,100	6,044,584

	Shares	Value
CMS Energy Corp.	275,600	$ 3,312,712
OGE Energy Corp.	187,600	4,823,196
PG&E Corp.	158,604	5,887,380
Public Service Enterprise Group, Inc.	178,080	5,313,907
Sempra Energy	181,000	8,329,620
TECO Energy, Inc.	244,700	2,591,373
		36,302,772
OIL, GAS & CONSUMABLE FUELS - 1.0%
Oil & Gas Storage & Transport - 1.0%
Southern Union Co.	78,811	1,253,883
TOTAL COMMON STOCKS (Cost $145,023,225)		116,944,455
Money Market Funds - 0.6%

Fidelity Cash Central Fund, 0.53% (b) (Cost $665,900)	665,900	665,900
TOTAL INVESTMENT PORTFOLIO - 96.0% (Cost $145,689,125)	117,610,355
NET OTHER ASSETS - 4.0%	4,947,574
NET ASSETS - 100%	$ 122,557,929
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 81,080
Fidelity Securities Lending Cash Central Fund	21,538
Total	$ 102,618
Other Information

The following is a summary of the inputs used, as of April 30, 2009, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 117,610,355	$ 117,610,355	$ -	$ -
Income Tax Information

At April 30, 2009, the aggregate cost of investment securities for income tax purposes was $154,396,516. Net unrealized depreciation aggregated $36,786,161, of which $2,084,940 related to appreciated investment securities and $38,871,101 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2009